Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of the Components of Earnings Before Income Taxes

The components of earnings before income taxes for the years ended December 31, 2025 and 2024 were as follows:

	Year Ended December 31,
	2025	2024
Loss before income taxes
Domestic	$(3,280,300)	$(6,131,500)
Foreign	–	–
Total loss before income taxes	$(3,280,300)	$(6,131,500)

Schedule of Income Tax Provision (Benefit)

Income tax provision (benefit) consists of the following for the years ended December 31, 2025 and 2024:

Year Ended December 31,
Income tax provision (benefit)	2025	2024
Current
Federal	$–	$–
State	–	–
Foreign	–	–
Total current	–	–
Deferred
Federal	–	–
State	–	–
Foreign	–	–
Total deferred	–	–

Total income tax provision (benefit)	$–	$–

Schedule of Reconciliation of the Income Tax Provision (Benefit)

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2025		2024
	Amount	%	Amount	%
Rate Reconciliation
Expected tax at statutory rate	$(688,900)	21.0%	$(1,287,600)	21.0%
Permanent differences	(76,000)	2.3%	187,900	-3.1%
State income tax, net of federal benefit	(127,900)	3.9%	(184,600)	3.0%
Current year change in valuation allowance	(191,700)	5.8%	945,500	-15.4%
Prior year true-ups	1,084,500	-33.1%	338,800	-5.5%

Income tax provision (benefit)	$–	–%	$–	–%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	Year Ended December 31,
	2025	2024
Deferred Tax Assets (Liabilities) Detail
Net operating loss deferred tax asset	$9,805,800	$10,185,600
Gain from disposal of assets and business units	(474,200)	(474,200)
Gain from change in fair value of derivative financial instruments	(201,500)	(199,300)
Gain from change in fair value of contingent acquisition consideration	(151,700)	(151,700)
Loss from change in fair value of debt	224,600	73,000
Right of use lease asset	(256,600)	(326,500)
Lease liability	257,500	327,600
Stock compensation	455,000	416,100
Deferred tax assets (liabilities)	9,568,900	9,850,600
Valuation allowance	(9,568,900)	(9,850,600)
Net deferred tax assets (liabilities)	$–	$–